Subsequent Events - Additional Information (Details) - USD ($)				3 Months Ended			6 Months Ended
	Jul. 14, 2021	Feb. 10, 2021	Oct. 07, 2020	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021
Subsequent Event [Line Items]
Stock issued during period, value, new issues				$ 957,730,890
Founder Shares [Member]
Subsequent Event [Line Items]
Share price					$ 12.00		$ 12.00
Common stock, shares, outstanding		24,437,500
Fouder shares issued to directors (in Shares)			30,000
Sponsor [Member]
Subsequent Event [Line Items]
Fouder shares issued to directors (in Shares)		30,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares voting rights					one vote		one vote
Number of shares issued in transaction				97,750,000
Stock issued during period, value, new issues				$ 9,775
Common stock, shares, outstanding					0		7,712,437
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares voting rights					one vote		one vote
Number of shares issued in transaction			2,875,000		2,875,000
Common stock, shares, outstanding					24,437,500	[1],[2]	24,437,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Line of Credit					$ 122,000
Subsequent Event [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding		24,437,500
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Percentage of threshold class A ordinary shares redemption	22.50%
Fouder shares issued to directors (in Shares)		30,000
Subsequent Event [Member] | Sponsor Agreement [Member] | Redemption of aurora innovation class warrants [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Share price	$ 18.00
Subsequent Event [Member] | Aurora Innovation Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Pre-transaction equity value	$ 11,000,000,000.0
Subsequent Event [Member] | Common Class A [Member] | Aurora Innovation Inc [Member] | Pipe Investment [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction	100,000,000
Stock issued during period, value, new issues	$ 1,000,000,000
Subsequent Event [Member] | Common Class A [Member] | Aurora Innovation Inc [Member] | Conversion in to share of aurora innovation class A common stock [Member]
Subsequent Event [Line Items]
Common stock, conversion basis	one-for-one
Warrant conversion basis	one-for-one basis
Unit conversion basis	one-for-one basis, and one-eighth of one Aurora Innovation Class A common stock.
Subsequent Event [Member] | Common Class A [Member] | Aurora Innovation Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business combination, per share	$ 10.00
Common stock shares voting rights	ten votes
Subsequent Event [Member] | Common Class B [Member] | Aurora Innovation Inc [Member] | Conversion in to share of aurora innovation class A common stock [Member]
Subsequent Event [Line Items]
Common stock, conversion basis	one-for-one
Subsequent Event [Member] | Common Class B [Member] | Aurora Innovation Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business combination, per share	$ 10.00
Common stock shares voting rights	one vote

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.